Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Intangible assets	$ 756.7	$ 833.4
Asbestos liability	284.5	294.0
Tax credit carryforwards	111.8	113.4
Other provisions and accruals	99.1	90.4
Net operating loss carryforwards	77.4	77.9
Total deferred tax assets	1,329.5	1,409.1
Valuation allowance	(256.9)	(257.0)
Total deferred tax assets net of valuation allowance	1,072.6	1,152.1
Deferred tax liabilities:
Depreciable and amortizable assets	(170.7)	(150.7)
Deferred tax on unremitted earnings	(63.0)	(46.7)
Intangible assets	(40.3)	(41.7)
Other	(34.8)	(36.1)
Total deferred tax liabilities	(308.8)	(275.2)
Total deferred taxes, net	$ 763.8	$ 876.9